Related Party Transactions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Total related party balances	$ 5,936	$ 5,242
Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Total related party balances	(166)	(1,479)
Trade And Other Receivables [Member]
Statement [Line Items]
Total related party balances	4,382	4,888
Lease liabilities [Member]
Statement [Line Items]
Total related party balances	0	(10)
Trade And Other Payable [Member]
Statement [Line Items]
Total related party balances	(1,114)	(740)
Investments In Financial Assets [Member]
Statement [Line Items]
Total related party balances	$ 2,834	$ 2,583